Loss Per Share	6 Months Ended
Jun. 30, 2025
Loss Per Share
Loss Per Share

9. Loss Per Share

Loss per common share is allocated based on each right of common stock and Class A common stock. Common stock and Class A common stock have equal rights with respect to surplus dividend and residual assets distribution as net loss attributable to shareholders of the Company is allocated proportionally.

Reconciliations of net loss and weighted average number of common shares outstanding used for the computation of basic loss per common share for the six months ended June 30, 2025 and 2024 are as follows:

	Six Months Ended June 30,
	2025		2024
	Common	Class A	Common	Class A

	(Thousands of Yen)		(Thousands of Yen)
Loss (Numerator)
Net loss attributable to shareholders of the Company	¥(690,471)	―	¥(582,181)	―

Shares (Denominator)	(Number of shares)		(Number of shares)
Weighted average common shares outstanding	7,901,950	1	4,910,425	1
Effect of dilutive instruments:
Stock options	—	―	—	―
Weighted average common shares for diluted computation	7,901,950	1	4,910,425	1

Loss per common share attributable to shareholders of the Company	(Yen)		(Yen)
Basic and Diluted	¥(87.38)	¥(87.38)	¥(118.56)	¥(118.56)

For periods in which the Company reports net loss, diluted net loss per common share attributable to common shareholders is the same as basic net loss per common share attributable to common shareholders. Options to purchase 433,500 shares and 533,300 shares have been excluded from the diluted net loss per common share attributable to common shareholders calculation for the six months ended June 30, 2025 and 2024, respectively because the effect of inclusion would have been anti-dilutive. In addition, the common stock issuable upon conversion of the corporate convertible bond is excluded from the diluted net loss per common share attributable to common shareholders for the six months ended June 30, 2025 and 2024, respectively because the effect of inclusion would have been anti-dilutive.